united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Annual Report

June 30, 2017

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.
Member FINRA

Dear Shareholder,

We want to thank you for your investment in the Ladenburg Funds (the “Funds”). Ladenburg Thalmann Asset Management (“LTAM”) has been an asset manager since 1982, and have over 13 years of experience in managing ETF portfolios along with other strategies. We believe that planning for financial success includes applying the core investment principles of portfolio diversification, risk management and disciplined long-term investing. With that in mind, the Funds have been carefully structured and designed for long-term investing; however, they are not static. This letter addresses the Fund’s 2016-2017 fiscal year (July 1st, 2016 to June 30th, 2017).

Political volatility and uncertainty drove markets in the second half of 2016. Months after the historic Brexit vote, Donald Trump’s presidential victory provided yet another a surprise to markets, spurring a fourth quarter equity rally on the hope for accelerated growth and regulatory rollbacks. In 2017, a third consecutive quarter of positive earnings growth of U.S. corporations helped to push domestic equities higher. International equities outperformed in 2017, as a result of attractive valuations and higher growth potential compared to domestic equities.

In late 2016, we shifted our equity allocation in order to reduce volatility, taking profits from mid cap stocks and reallocating to large cap growth, as well as trimming international equities and reallocating to preferred stocks. Within fixed income, we introduced emerging market debt in order to capture excess yield and price appreciation in a low-rate environment, as well as adding to our existing GNMA bond allocation in order to increase income and limit downside risk. As a result of our overweight to large cap domestic stocks, the top performing Ladenburg Fund YTD (through June 30th, 2017) was the Aggressive Growth Fund Class I, +9.01%. The other four Ladenburg Funds performed in line with their asset allocation, with the Growth Fund Class I finishing the quarter +7.79%, Growth and Income Fund Class I +6.80%, Income & Growth Fund Class I +5.31%, and Income Fund Class I +3.83%.

Going forward, we believe our portfolios are well positioned for the current environment. We are now more invested in global equities, as well as shorter duration within fixed income in light of the Federal Reserve’s indication that they will continue to raise rates moving forward. We will further reallocate our portfolios as necessary in order to cope with any future volatility caused by concerns over political turmoil both domestic and overseas and a slow growth environment.

Again, we thank you for your investment and look forward to a lasting partnership.

With Appreciation,

Ladenburg Thalmann Asset Management

Past performance is no guarantee of future results. Diversification does not ensure a profit or protect against a loss. Portfolio allocations are subject to change. Individual performance results will vary and may include the reinvestment of income, dividends and capital gain distribution. There are risks involved with all investments that could include tax penalties and risk/loss of principal. Before investing in the Fund you should read the prospectus and any other documents carefully and consider the risks the Fund faces through its direct investments and its investments in Investment Funds.

Comparisons to indexes have limitations because indexes have volatility and other material characteristics that may differ from a particular mutual fund. Any indices and other financial benchmarks are provided for illustrative purposes only. The volatility of any Investment Index is materially different from the model portfolio or Fund. Particularly, an Investment Index has results that do not represent actual trading or any material economic and market factors that might have had an impact on the adviser’s decision-making. It is not possible to invest directly in an index. Index performance does not reflect the deduction of any fees or expenses.

Ladenburg Thalmann Asset Management, Inc. is a SEC Registered Investment Adviser under the Investment Advisers Act of 1940 (“Advisers Act”) and Ladenburg Thalmann & Co. Inc. is a broker/dealer and Distributor of the fund. Both financial entities are wholly owned subsidiaries of our parent company Ladenburg Thalmann Financial Services, Inc.” which is listed on the NYSE_American exchange under the symbol LTS. For more information please visit. www.ladenburg.com. For a free prospectus and other information, please call 800-995-5267 or visit www.ladenburgfunds.com.

Investments: - Not FDIC Insured - No Bank Guarantee - May Lose Value

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the year/period ended June 30, 2017, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Income Fund Class A	4.50%	3.45%
Ladenburg Income Fund Class A with load of 5.00%	(0.76)%	0.61%
Ladenburg Income Fund Class C	3.61%	2.92%
Ladenburg Income Fund Class I	4.65%	3.43%
S&P 500 Total Return Index ***	17.90%	16.76%
Barclays US Gov’t/Credit Index ****	(0.41)%	2.52%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 88.70%, 89.45% and 88.45% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2016 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2017	% of Net Assets
Exchange Traded Funds - Debt Funds	67.12%
Exchange Traded Funds - Equity Funds	20.57%
Mutual Funds	10.08%
Short-Term Investment	5.47%
Liabilities in Excess of Other Assets	(3.24)%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the year/period ended June 30, 2017, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Income & Growth Fund Class A	7.73%	4.39%
Ladenburg Income & Growth Fund Class A with load of 5.00%	2.33%	1.51%
Ladenburg Income & Growth Fund Class C	5.87%	4.02%
Ladenburg Income & Growth Fund Class I	7.70%	4.77%
S&P 500 Total Return Index ***	17.90%	16.76%
Barclays US Gov’t/Credit Index ****	(0.41)%	2.52%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 26.79%, 27.54% and 26.54% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2016 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2017	% of Net Assets
Exchange Traded Funds - Debt Funds	48.09%
Exchange Traded Funds - Equity Funds	39.28%
Mutual Funds	9.97%
Short-Term Investment	5.51%
Liabilities in Excess of Other Assets	(2.85)%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the year/period ended June 30, 2017, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Growth & Income Fund Class A	10.74%	5.96%
Ladenburg Growth & Income Fund Class A with load of 5.00%	5.19%	3.04%
Ladenburg Growth & Income Fund Class C	10.02%	5.24%
Ladenburg Growth & Income Fund Class I	10.73%	5.95%
S&P 500 Total Return Index ***	17.90%	16.76%
Barclays US Gov’t/Credit Index ****	(0.41)%	2.52%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 20.01%, 20.76% and 19.76% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2016 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2017	% of Net Assets
Exchange Traded Funds - Equity Funds	56.55%
Exchange Traded Funds - Debt Funds	30.80%
Mutual Funds	9.84%
Short-Term Investment	3.22%
Liabilities in Excess of Other Assets	(0.41)%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the year/period ended June 30, 2017, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Growth Fund Class A	13.41%	7.04%
Ladenburg Growth Fund Class A with load of 5.00%	7.71%	4.10%
Ladenburg Growth Fund Class C	12.58%	6.27%
Ladenburg Growth Fund Class I	13.28%	6.98%
S&P 500 Total Return Index ***	17.90%	16.76%
Barclays US Gov’t/Credit Index ****	(0.41)%	2.52%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 46.39%, 47.14% and 46.14% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2016 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2017	% of Net Assets
Exchange Traded Funds - Equity Funds	70.21%
Exchange Traded Funds - Debt Funds	17.15%
Mutual Funds	9.68%
Short-Term Investment	3.49%
Liabilities in Excess of Other Assets	(0.53)%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the year/period ended June 30, 2017, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Aggressive Growth Fund Class A	17.36%	9.86%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	11.53%	6.84%
Ladenburg Aggressive Growth Fund Class C	15.18%	8.41%
Ladenburg Aggressive Growth Fund Class I	16.02%	9.01%
S&P 500 Total Return Index ***	17.90%	16.76%
Barclays US Gov’t/Credit Index ****	(0.41)%	2.52%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 51.43%, 52.18% and 51.18% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2016 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2017	% of Net Assets
Exchange Traded Funds - Equity Funds	79.84%
Mutual Funds	9.95%
Exchange Traded Funds - Debt Funds	7.97%
Short-Term Investment	2.49%
Liabilities in Excess of Other Assets	(0.25)%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Value

	MUTUAL FUNDS - 10.08%
8,486	AllianzGI Structured Return Fund - Institutional Class	$137,218
17,255	AQR Style Premia Alternative LV Fund - Class I	181,350
7,743	JPMorgan Hedged Equity Fund - Institutional Class	141,547
	TOTAL MUTUAL FUNDS (Cost - $452,696)	460,115

	EXCHANGE TRADED FUNDS - 87.69%
	DEBT FUNDS - 67.12%
3,824	iShares 1-3 Year Credit Bond ETF	402,706
8,131	iShares GNMA Bond ETF	404,111
1,154	iShares JP Morgan USD Emerging Markets Bond ETF	131,971
3,502	iShares US Preferred Stock ETF	137,173
17,428	SPDR Doubleline Total Return Tactical ETF	857,633
6,197	VanEck Vectors Fallen Angel High Yield Bond ETF	183,679
7,972	Vanguard Intermediate-Term Bond ETF	673,873
3,392	Vanguard Short-Term Bond ETF	270,851
		3,061,997
	EQUITY FUNDS - 20.57%
6,833	Schwab U.S. Large-Cap Growth ETF	431,846
6,492	Schwab U.S. Large-Cap Value ETF	325,898
767	Vanguard Mid-Cap Growth ETF	90,261
878	Vanguard Mid-Cap Value ETF	90,320
		938,325
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,955,431)	4,000,322

	SHORT-TERM INVESTMENT - 5.47%
	MONEY MARKET FUND
249,336	Goldman Sachs Financial Square Fund - Government, Institutional 0.86% + (Cost - $249,336)	249,336

	TOTAL INVESTMENTS - 103.24% (Cost - $4,657,463) (a)	$4,709,773
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.24)%	(147,897)
	TOTAL NET ASSETS - 100.00%	$4,561,876

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,657,463 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$57,173
Unrealized depreciation:	(4,863)
Net unrealized appreciation:	$52,310

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Value

	MUTUAL FUNDS - 9.97%
20,398	AllianzGI Structured Return Fund - Institutional Class	$329,836
31,150	AQR Style Premia Alternative LV Fund - Class I	327,386
25,229	JPMorgan Hedged Equity Fund - Institutional Class	461,195
	TOTAL MUTUAL FUNDS (Cost - $1,086,419)	1,118,417

	EXCHANGE TRADED FUNDS - 87.37%
	DEBT FUNDS - 48.09%
3,020	iShares 1-3 Year Credit Bond	318,036
17,282	iShares GNMA Bond ETF	858,915
2,780	iShares JP Morgan USD Emerging Markets Bond ETF	317,921
11,192	iShares US Preferred Stock ETF	438,391
28,583	SPDR Doubleline Total Return Tactical ETF	1,406,570
14,993	VanEck Vectors Fallen Angel High Yield Bond ETF	444,393
8,856	Vanguard Intermediate-Term Bond ETF	748,598
10,821	Vanguard Short-Term Bond ETF	864,057
		5,396,881
	EQUITY FUNDS - 39.28%
4,201	JPMorgan Diversified Return International Equity ETF	235,970
28,087	Schwab U.S. Large-Cap Growth ETF	1,775,098
25,004	Schwab U.S. Large-Cap Value ETF	1,255,201
3,627	Schwab U.S. Small-Cap ETF	231,802
4,872	Vanguard Mid-Cap Growth ETF	573,337
3,267	Vanguard Mid-Cap Value ETF	336,076
		4,407,484
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $9,487,780)	9,804,365

	SHORT-TERM INVESTMENT - 5.51%
	MONEY MARKET FUND
618,060	Goldman Sachs Financial Square Fund - Government, Institutional 0.86% + (Cost - $618,060)	618,060

	TOTAL INVESTMENTS - 102.85% (Cost - $11,192,259) (a)	$11,540,842
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.85)%	(319,926)
	TOTAL NET ASSETS - 100.00%	$11,220,916

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,192,289 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$370,251
Unrealized depreciation:	(21,698)
Net unrealized appreciation:	$348,553

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Value

	MUTUAL FUNDS - 9.84%
74,674	AllianzGI Structured Return Fund - Institutional Class	$1,207,466
114,156	AQR Style Premia Alternative LV Fund - Class I	1,199,779
90,931	JPMorgan Hedged Equity Fund - Institutional Class	1,662,211
	TOTAL MUTUAL FUNDS (Cost - $3,985,453)	4,069,456

	EXCHANGE TRADED FUNDS - 87.35%
	DEBT FUNDS - 30.80%
47,708	iShares GNMA Bond ETF	2,371,087
10,369	iShares JP Morgan USD Emerging Markets Bond ETF	1,185,799
51,427	iShares US Preferred Stock ETF	2,014,395
48,553	SPDR Doubleline Total Return Tactical ETF	2,389,293
54,551	VanEck Vectors Fallen Angel High Yield Bond ETF	1,616,892
23,375	Vanguard Intermediate-Term Bond ETF	1,975,889
14,880	Vanguard Short-Term Bond ETF	1,188,168
		12,741,523
	EQUITY FUNDS - 56.55%
37,813	JPMorgan Diversified Return International Equity ETF	2,123,956
127,463	Schwab U.S. Large-Cap Growth ETF	8,055,662
131,040	Schwab U.S. Large-Cap Value ETF	6,578,208
12,947	Schwab U.S. Small-Cap ETF	827,443
28,421	Vanguard Mid-Cap Growth ETF	3,344,583
23,946	Vanguard Mid-Cap Value ETF	2,463,325
		23,393,177
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $34,867,721)	36,134,700

	SHORT-TERM INVESTMENT - 3.22%
	MONEY MARKET FUND
1,332,069	Goldman Sachs Financial Square Fund - Government, Institutional 0.86% + (Cost - $1,332,069)	1,332,069

	TOTAL INVESTMENTS - 100.41% (Cost - $40,185,243) (a)	$41,536,225
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.41)%	(170,517)
	TOTAL NET ASSETS - 100.00%	$41,365,708

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,185,246 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,373,403
Unrealized depreciation:	(22,424)
Net unrealized appreciation:	$1,350,979

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Value

	MUTUAL FUNDS - 9.68%
24,746	AllianzGI Structured Return Fund - Institutional Class	$400,148
37,801	AQR Style Premia Alternative LV Fund - Class I	397,291
30,257	JPMorgan Hedged Equity Fund - Institutional Class	553,098
	TOTAL MUTUAL FUNDS - (Cost - $1,317,085)	1,350,537

	EXCHANGE TRADED FUNDS - 87.36%
	DEBT FUNDS - 17.15%
10,531	iShares GNMA Bond ETF	523,391
17,111	iShares US Preferred Stock ETF	670,238
13,408	SPDR Doubline Total Return Tactical ETF	659,807
18,136	VanEck Vectors Fallen Angel High Yield Bond ETF	537,551
		2,390,987
	EQUITY FUNDS - 70.21%
20,342	JPMorgan Diversified Return International Equity ETF	1,142,610
51,900	Schwab U.S. Large-Cap Growth ETF	3,280,080
49,235	Schwab U.S. Large-Cap Value ETF	2,471,597
6,383	Schwab U.S. Small-Cap ETF	407,938
11,866	Vanguard Mid-Cap Growth ETF	1,396,391
10,598	Vanguard Mid-Cap Value ETF	1,090,216
		9,788,832
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $11,525,877)	12,179,819

	SHORT-TERM INVESTMENT - 3.49%
	MONEY MARKET FUND
486,412	Goldman Sachs Financial Square Fund - Government, Institutional 0.86% + (Cost - $486,412)	486,412

	TOTAL INVESTMENTS - 100.53% (Cost - $13,329,374) (a)	$14,016,768
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.53%)	(74,024)
	TOTAL NET ASSETS - 100.00%	$13,942,744

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,329,374 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$691,254
Unrealized depreciation:	(3,860)
Net unrealized appreciation:	$687,394

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Value

	MUTUAL FUNDS - 9.95%
9,402	AllianzGI Structured Return Fund - Institutional Class	$152,032
14,402	AQR Style Premia Alternative LV Fund - Class I	151,368
25,121	JPMorgan Hedged Equity Fund - Institutional Class	459,204
	TOTAL MUTUAL FUNDS - (Cost - $757,422)	762,604

	EXCHANGE TRADED FUNDS - 87.81%
	DEBT FUNDS - 7.97%
9,754	iShares US Preferred Stock ETF	382,064
7,715	VanEck Vectors Fallen Angel High Yield Bond ETF	228,673
		610,737
	EQUITY FUNDS - 79.84%
9,571	JPMorgan Diversified Return International Equity ETF	537,603
4,619	Schwab International Small-Cap Equity ETF	155,337
30,299	Schwab U.S. Large-Cap Growth ETF	1,914,896
31,981	Schwab U.S. Large-Cap Value ETF	1,605,446
3,589	Schwab U.S. Small-Cap ETF	229,373
7,758	Vanguard Mid-Cap Growth ETF	912,961
7,407	Vanguard Mid-Cap Value ETF	761,958
		6,117,574
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $6,646,091)	6,728,311

	SHORT-TERM INVESTMENT - 2.49%
	MONEY MARKET FUND
191,059	Goldman Sachs Financial Square Fund - Government, Institutional 0.86% + (Cost - $191,059)	191,059

	TOTAL INVESTMENTS - 100.25% (Cost - $7,594,572) (a)	$7,681,974
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.25)%	(19,462)
	TOTAL NET ASSETS - 100.00%	$7,662,512

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,594,572 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$87,402
Unrealized depreciation:	—
Net unrealized appreciation:	$87,402

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2017

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$4,657,463	$11,192,259	$40,185,243	$13,329,374	$7,594,572
Investments in Securities at Value	$4,709,773	$11,540,842	$41,536,225	$14,016,768	$7,681,974
Due from Advisor	21,983	16,938	23,092	12,286	3,249
Receivable for Fund Shares Sold	823	22,811	159,075	69,065	—
Dividends and Interest Receivable	117	225	1,427	262	636
Prepaid Expenses and Other Assets	10,544	19,516	33,960	19,848	13,443
Total Assets	4,743,240	11,600,332	41,753,779	14,118,229	7,699,302

Liabilities:
Payable for Securities Purchased	161,235	352,308	347,827	140,959	15,560
Redemptions Payable	—	—	—	13,217	—
Payable to Related Parties	1,431	4,667	8,438	260	3,089
Accrued Distribution Fees	2,309	474	5,022	1,460	1,359
Accrued Expenses and Other Liabilities	16,389	21,967	26,784	19,589	16,782
Total Liabilities	181,364	379,416	388,071	175,485	36,790

Net Assets (Unlimited shares of no par value interest authorized)	$4,561,876	$11,220,916	$41,365,708	$13,942,744	$7,662,512

Composition of Net Assets:
At June 30, 2017, Net Assets consisted of:
Paid-in-Capital	$4,503,372	$10,875,165	$40,020,472	$13,249,003	$7,548,982
Accumulated Net Investment Income	4,591	—	9,812	2,110	23,056
Accumulated Net Realized Gain (Loss) From Security Transactions	1,603	(2,832)	(15,558)	4,237	3,072
Net Unrealized Appreciation on Investments	52,310	348,583	1,350,982	687,394	87,402
Net Assets	$4,561,876	$11,220,916	$41,365,708	$13,942,744	$7,662,512

Class A Net Assets	$986,857	$1,169,149	$1,328,857	$308,398	$52,958
Share of Beneficial Interest Outstanding	93,197	108,832	120,136	27,327	4,452
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$10.59	$10.74	$11.06	$11.29	$11.90
Maximum Offereing Price Per Share (Maximum Sales Charge 5.00%)(a)	$11.15	$11.31	$11.64	$11.88	$12.53

Class C Net Assets	$255,549	$29,429	$447,919	$141,728	$138,957
Share of Beneficial Interest Outstanding	24,243	2,747	40,797	12,668	11,967
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.54	$10.71	$10.98	$11.19	$11.61

Class I Net Assets	$3,319,470	$10,022,338	$39,588,932	$13,492,618	$7,470,597
Share of Beneficial Interest Outstanding	314,012	928,689	3,585,179	1,197,922	636,685
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.57	$10.79	$11.04	$11.26	$11.73

(a)	On investments of $50,000 or more, the offering price is reduced

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2017

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth Fund	Income Fund	Growth	Growth Fund
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$38,213	$123,668	$348,530	$128,908	$32,764
Interest Income	460	1,116	4,110	$1,363	843
Total Investment Income	38,673	124,784	352,640	130,271	33,607

Expenses:
Investment Advisory Fees	8,368	27,523	78,259	30,148	5,988
Distribution Fees - Class A	1,217	2,736	2,383	458	52
Distribution Fees - Class C	1,883	188	3,983	1,310	1,300
Administration Fees	13,555	43,790	101,071	36,600	8,868
Transfer Agent Fees	13,253	15,123	40,138	19,529	3,763
Audit Fees	14,200	14,200	14,200	14,200	14,200
Trustees’ Fees	11,408	11,413	11,417	12,138	11,441
Legal Fees	6,475	7,533	8,808	9,065	8,569
Custody Fees	5,000	5,054	5,054	5,054	5,000
Registration & Filing Fees	3,830	8,830	8,256	3,830	6,781
Chief Compliance Officer Fees	3,658	9,134	16,388	5,903	3,868
Insurance Expense	268	3,387	887	887	267
Printing Expense	190	2,142	5,274	1,863	217
Non 12b-1 Shareholder Servicing Fees	93	1,111	293	13	11
Miscellaneous Expenses	1,431	2,016	1,516	1,441	1,420
Total Expenses	84,829	154,180	297,927	142,439	71,745
Less: Expenses Waived/Reimbursed by the Adviser	(69,109)	(109,842)	(173,575)	(95,255)	(61,270)
Net Expenses	15,720	44,338	124,352	47,184	10,475
Net Investment Income	22,953	80,446	228,288	83,087	23,132

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,538	10,047	17,939	8,360	10,712
Capital Gain Distributions from Other Investment Companies	1,292	3,158	5,825	1,341	77

Net Change in Unrealized Appreciation on Investments	48,249	325,301	1,298,071	670,460	76,158
Net Realized and Unrealized Gain on Investments	51,079	338,506	1,321,835	680,161	86,947

Net Increase in Net Assets Resulting From Operations	$74,032	$418,952	$1,550,123	$763,248	$110,079

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 *
Operations:
Net Investment Income	$22,953	$258
Net Realized Gain (Loss) on Investments	1,538	(1,234)
Capital Gain Distributions from Other Investment Companies	1,292	7
Net Change in Unrealized Appreciation on Investments	48,249	4,061
Net Increase in Net Assets Resulting From Operations	74,032	3,092

Distributions to Shareholders From:
Net investment income
Class A ($0.06 and $0.00 per share, respectively)	(3,869)	—
Class C ($0.01 and $0.00 per share, respectively)	(150)	—
Class I ($0.06 and $0.00 per share, respectively)	(14,986)	—
Total Distributions to Shareholders	(19,005)	—

Capital Share Transactions:
Class A
Proceeds from Shares Issued (80,728 and 14,104 shares, respectively)	842,868	141,946
Distributions Reinvested (351 and 0 shares, respectively)	3,703	—
Payment for Shares Redeemed (932 and 1,054 shares, respectively)	(9,832)	(10,547)
Class C
Proceeds from Shares Issued (10,317 and 13,918 shares, respectively)	106,332	140,010
Distributions Reinvested (8 and 0 shares, respectively)	79	—
Class I
Proceeds from Shares Issued (319,227 and 348 shares, respectively)	3,344,362	3,510
Distributions Reinvested (1,228 and 0 shares, respectively)	12,916	—
Payment for Shares Redeemed (6,791 and 0 shares, respectively)	(71,590)	—
Total Capital Share Transactions	4,228,838	274,919

Total Increase in Net Assets	4,283,865	278,011

Net Assets:
Beginning of Period	278,011	—
End of Period (including accumulated net investment income of $4,591 and $262, respectively)	$4,561,876	$278,011

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 *
Operations:
Net Investment Income	$80,446	$1,370
Net Realized Gain (Loss) on Investments	10,047	(16,097)
Capital Gain Distributions from Other Investment Companies	3,158	60
Net Change in Unrealized Appreciation on Investments	325,301	23,282
Net Increase in Net Assets Resulting From Operations	418,952	8,615

Distributions to Shareholders From:
Net investment income
Class A ($0.09 and $0.00 per share, respectively)	(9,946)	—
Class C ($0.05 and $0.00 per share, respectively)	(125)	—
Class I ($0.11 and $0.00 per share, respectively)	(77,763)	—
Total Distributions to Shareholders	(87,834)	—

Capital Share Transactions:
Class A
Proceeds from Shares Issued (60,659 and 75,512 shares, respectively)	623,317	751,798
Distributions Reinvested (750 and 0 shares, respectively)	7,977	—
Payment for Shares Redeemed (28,089 and 0 shares, respectively)	(295,250)	—
Class C
Proceeds from Shares Issued (1,453 and 1,282 shares, respectively)	15,375	12,810
Distributions Reinvested (12 and 0 shares, respectively)	125	—
Class I
Proceeds from Shares Issued (962,999 and 6,996 shares, respectively)	10,133,322	69,446
Distributions Reinvested (5,997 and 0 shares, respectively)	64,107	—
Payment for Shares Redeemed (47,303 and 0 shares, respectively)	(501,844)	—
Total Capital Share Transactions	10,047,129	834,054

Total Increase in Net Assets	10,378,247	842,669

Net Assets:
Beginning of Period	842,669	—
End of Period (including accumulated net investment income of $0 and $1,416, respectively)	$11,220,916	$842,669

*	The Fund commenced operations on August 24, 2015.

**	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 *
Operations:
Net Investment Income	$228,288	$352
Net Realized Gain (Loss) on Investments	17,939	(39,386)
Capital Gain Distributions from Other Investment Companies	5,825	64
Net Change in Unrealized Appreciation on Investments	1,298,071	52,911
Net Increase in Net Assets Resulting From Operations	1,550,123	13,941

Distributions to Shareholders From:
Net investment income
Class A ($0.07 and $0.00 per share, respectively)	(8,066)	—
Class C ($0.01 and $0.00 per share, respectively)	(448)	—
Class I ($0.09 and $0.00 per share, respectively)	(213,745)	—
Total Distributions to Shareholders	(222,259)	—

Capital Share Transactions:
Class A
Proceeds from Shares Issued (87,696 and 57,925 shares, respectively)	929,643	574,473
Distributions Reinvested (582 and 0 shares, respectively)	6,338	—
Payment for shares redeemed (21,484 and 4,583 shares, respectively)	(231,009)	(45,682)
Class C
Proceeds from Shares Issued (14,234 and 37,656 shares, respectively)	148,306	379,126
Distributions Reinvested (40 and 0 shares, respectively)	438	—
Payment for shares redeemed (11,129 and 4 shares, respectively)	(114,087)	(45)
Class I
Proceeds from Shares Issued (3,616,948 and 66,497 shares, respectively)	38,773,934	659,674
Distributions Reinvested (17,351 and 0 shares, respectively)	189,124	—
Payment for shares redeemed (115,617 and 0 shares, respectively)	(1,246,330)	—
Total Capital Share Transactions	38,456,357	1,567,546

Total Increase in Net Assets	39,784,221	1,581,487

Net Assets:
Beginning of Period	1,581,487	—
End of Period (including accumulated net investment income of $9,812 and $435, respectively)	$41,365,708	$1,581,487

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 *
Operations:
Net Investment Income	$83,087	$40
Net Realized Gain (Loss) on Investments	8,360	(5,464)
Capital Gain Distributions from Other Investment Companies	1,341	—
Net Change in Unrealized Appreciation on Investments	670,460	16,934
Net Increase in Net Assets Resulting From Operations	763,248	11,510

Distributions to Shareholders From:
Net investment income
Class A ($0.05 and $0.00 per share, respectively)	(1,362)	—
Class C ($0.00 and $0.00 per share, respectively)	—	—
Class I ($0.07 and $0.00 per share, respectively)	(81,196)	—
Total Distributions to Shareholders	(82,558)	—

Capital Share Transactions:
Class A
Proceeds from Shares Issued (19,772 and 16,356 shares, respectively)	215,431	156,658
Distributions Reinvested (121 and 0 shares, respectively)	1,361	—
Payments for Shares Redeemed (8,823 and 99 shares, respectively)	(93,192)	(974)
Class C
Proceeds from Shares Issued (919 and 12,294 shares, respectively)	9,805	118,717
Payments for Shares Redeemed (545 and 0 shares, respectively)	(5,711)	—
Class I
Proceeds from Shares Issued (1,234,738 and 9,884 shares, respectively)	13,258,763	97,664
Distributions Reinvested (6,646 and 0 shares, respectively)	74,772	—
Payments for Shares Redeemed (53,346 and 0 shares, respectively)	(582,750)	—
Total Capital Share Transactions	12,878,479	372,065

Total Increase in Net Assets	13,559,169	383,575

Net Assets:
Beginning of Period	383,575	—
End of Period (including accumulated net investment income of $2,110 and $51, respectively)	$13,942,744	$383,575

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended June 30, 2017

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 *
Operations:
Net Investment Income (Loss)	$23,132	$(213)
Net Realized Gain (Loss) on Investments	10,712	(7,717)
Capital Gain Distributions from Other Investment Companies	77	—
Net Change in Unrealized Appreciation on Investments	76,158	11,244
Net Increase in Net Assets Resulting From Operations	110,079	3,314

Capital Share Transactions:
Class A
Proceeds from Shares Issued (4,210 and 2,835 shares, respectively)	47,533	28,400
Payment for shares redeemed (1,889 and 704 shares, respectively)	(19,517)	(7,249)
Class C
Proceeds from Shares Issued (0 and 11,969 shares, respectively)	—	118,495
Payment for shares redeemed (1 and 1 share, respectively)	(15)	(15)
Class I
Proceeds from Shares Issued (641,364 and 3,481 shares, respectively)	7,439,662	34,510
Payment for shares redeemed (8,160 and 0 shares, respectively)	(92,685)	—
Total Capital Share Transactions	7,374,978	174,141

Total Increase in Net Assets	7,485,057	177,455

Net Assets:
Beginning of Period	177,455	—
End of Period (including accumulated net investment income (loss) of $23,056 and ($206), respectively)	$7,662,512	$177,455

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A			Class C			Class I
	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended
	June 30, 2017	June 30, 2016*		June 30, 2017	June 30, 2016*		June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.19	$10.00		$10.17	$10.00		$10.19	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.14	0.09		0.06	(0.02)		0.16	0.12
Net gain from securities (both realized and unrealized)	0.32	0.10		0.32	0.19		0.29	0.07
Total from operations	0.46	0.19		0.38	0.17		0.45	0.19

Distributions to shareholders from Net investment income	(0.06)	—		(0.01)	—		(0.07)	—

Net Asset Value, End of Period	$10.59	$10.19		$10.54	$10.17		$10.57	$10.19

Total Return (b)(f)	4.50%	1.90	% (e)	3.71%	1.70	% (e)	4.45%	1.90	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$987	$133		$256	$142		$3,319	$4
Ratio of expenses to average net assets,
before reimbursement (d)	5.84%	88.37	% (c)	8.13%	89.12	% (c)	4.06%	88.12	% (c)
net of reimbursement (d)	1.00%	1.75	% (c)	1.75%	2.50	% (c)	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)	1.31%	1.04	% (c)	0.63%	(0.18	)% (c)	1.52%	1.40	% (c)
Portfolio turnover rate	2.91%	44.11	% (e)	2.91%	44.11	% (e)	2.91%	44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A			Class C			Class I
	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended
	June 30, 2017	June 30, 2016*		June 30, 2017	June 30, 2016*		June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.06	$10.00		$10.06	$10.00		$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.13	0.04		0.05	0.16		0.16	0.09
Net gain (loss) from securities (both realized and unrealized)	0.64	0.02		0.65	(0.10)		0.68	(0.03)
Total from operations	0.77	0.06		0.70	0.06		0.84	0.06

Distributions to shareholders from:
Net investment income	(0.09)	—		(0.05)	—		(0.11)	—

Net Asset Value, End of Period	$10.74	$10.06		$10.71	$10.06		$10.79	$10.06

Total Return (b)(f)	7.62%	0.60	% (e)	6.92%	0.60	% (e)	8.34%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,169	$759		$29	$13		$10,022	$70
Ratio of expenses to average net assets,
before reimbursement (d)	4.38%	26.54	% (c)	4.90%	27.29	% (c)	2.38%	26.29	% (c)
net of reimbursement (d)	1.00%	1.75	% (c)	1.75%	2.50	% (c)	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)	1.23%	0.47	% (c)	0.44%	1.84	% (c)	1.51%	1.01	% (c)
Portfolio turnover rate	3.85%	67.12	% (e)	3.85%	67.12	% (e)	3.85%	67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A			Class C			Class I
	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended
	June 30, 2017	June 30, 2016*		June 30, 2017	June 30, 2016*		June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.05	$10.00		$10.00	$10.00		$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.12	0.03		0.03	(0.03)		0.16	(0.02)
Net gain from securities (both realized and unrealized)	0.96	0.02		0.96	0.03		0.91	0.08
Total from operations	1.08	0.05		0.99	(0.00)		1.07	0.06

Distributions to shareholders from
Net investment income	(0.07)	—		(0.01)	—		(0.09)	—

Net Asset Value, End of Period	$11.06	$10.05		$10.98	$10.00		$11.04	$10.06

Total Return (b)(f)	10.74%	0.50	% (e)	9.91%	0.00	% (e)	10.62%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,329	$536		$448	$376		$39,589	$669
Ratio of expenses to average net assets,
before reimbursement (d)	2.88%	19.78	% (c)	4.16%	20.53	% (c)	1.76%	19.53	% (c)
net of reimbursement (d)	1.00%	1.75	% (c)	1.75%	2.50	% (c)	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)	1.13%	0.40	% (c)	0.29%	(0.39	)% (c)	1.50%	(0.18	)% (c)
Portfolio turnover rate	2.89%	89.86	% (e)	2.89%	89.86	% (e)	2.89%	89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A			Class C			Class I
	Period Ended	Period Ended		Period Ended	Period Ended		Period Ended	Period Ended
	June 30, 2017	June 30, 2016*		June 30, 2017	June 30, 2016*		June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.00	$10.00		$9.94	$10.00		$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.11	0.03		0.02	(0.03)		0.15	0.06
Net gain (loss) from securities (both realized and unrealized)	1.23	(0.03	) (f)	1.23	(0.03	) (f)	1.18	(0.06	) (f)
Total from operations	1.34	0.00		1.25	(0.06)		1.33	0.00

Distributions to shareholders from
Net investment income	(0.05)	—		—	—		(0.07)	—

Net Asset Value, End of Period	$11.29	$10.00		$11.19	$9.94		$11.26	$10.00

Total Return (b)	13.41%	0.00	% (e)	12.58%	(0.60	)% (e)	13.28%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$308	$163		$142	$122		$13,493	$99
Ratio of expenses to average net assets,
before reimbursement (d)	3.53%	46.16	% (c)	4.48%	46.91	% (c)	2.26%	45.91	% (c)
net of reimbursement (d)	1.00%	1.75	% (c)	1.75%	2.50	% (c)	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)	1.04%	0.31	% (c)	0.21%	(0.41	)% (c)	1.41%	0.65	% (c)
Portfolio turnover rate	1.78%	70.86	% (e)	1.78%	70.86	% (e)	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A			Class C			Class I
	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended
	June 30, 2017	June 30, 2016*		June 30, 2017	June 30, 2016*		June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.14	$10.00		$10.08	$10.00		$10.11	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.11	0.04		0.02	(0.03)		0.24	0.05
Net gain from securities (both realized and unrealized)	1.65	0.10		1.51	0.11		1.38	0.06
Total from operations	1.76	0.14		1.53	0.08		1.62	0.11

Net Asset Value, End of Period	$11.90	$10.14		$11.61	$10.08		$11.73	$10.11

Total Return (b)	17.36%	1.40	% (e)	15.18%	0.80	% (e)	16.02%	1.10	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$53	$22		$139	$121		$7,471	$35
Ratio of expenses to average net assets,
before reimbursement (d)	9.40%	51.22	% (c)	14.24%	51.97	% (c)	4.80%	50.97	% (c)
net of reimbursement (d)	1.00%	1.75	% (c)	1.75%	2.50	% (c)	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)	1.01%	0.43	% (c)	0.22%	(0.34	)% (c)	2.12%	0.60	% (c)
Portfolio turnover rate	6.24%	79.72	% (e)	6.24%	79.72	% (e)	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2017

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund each a “Fund” and collectively (the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a non-diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Growth and Income Fund’s investment objective is to provide long-term growth of capital; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$460,115	$—	$—	$460,115
Exchange Traded Funds	4,000,322	—	—	4,000,322
Short-Term Investment	249,336	—	—	249,336
Total	$4,709,773	$—	$—	$4,709,773

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,118,417	$—	$—	$1,118,417
Exchange Traded Funds	9,804,365	—	—	9,804,365
Short-Term Investment	618,060	—	—	618,060
Total	$11,540,842	$—	$—	$11,540,842

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,069,456	$—	$—	$4,069,456
Exchange Traded Funds	36,134,700	—	—	36,134,700
Short-Term Investment	1,332,069	—	—	1,332,069
Total	$41,536,225	$—	$—	$41,536,225

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,350,537	$—	$—	$1,350,537
Exchange Traded Funds	12,179,819	—	—	12,179,819
Short-Term Investment	486,412	—	—	486,412
Total	$14,016,768	$—	$—	$14,016,768

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$762,604	$—	$—	$762,604
Exchange Traded Funds	6,728,311	—	—	6,728,311
Short-Term Investment	191,059	—	—	191,059
Total	$7,681,974	$—	$—	$7,681,974

The Funds did not hold any Level 2 or Level 3 securities during the year. There were no transfers into or out of Level 1 & Level 2 during the year for the Funds. It is the Funds’ policy to record transfers into or out any level at the end of the reporting year.

*	Refer to the Portfolios of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended June 30, 2016 or expected to be taken in the Funds’ June 30, 2017 year-end tax return.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$4,139,875	$48,934
Ladenburg Income & Growth Fund	9,937,815	210,981
Ladenburg Growth & Income Fund	37,820,322	449,473
Ladenburg Growth Fund	12,595,221	106,936
Ladenburg Aggressive Growth Fund	7,270,800	79,126

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc. (LTAM) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the year ended June 30, 2017, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$8,368
Ladenburg Income & Growth Fund	27,523
Ladenburg Growth & Income Fund	78,259
Ladenburg Growth	30,148
Ladenburg Aggressive Growth Fund	5,988

The Funds’ Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2017, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the adviser) of each Fund does not exceed 1.00%, 1.75% and 0.75% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the year ended June 30, 2017, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$69,109
Ladenburg Income & Growth Fund	109,842
Ladenburg Growth & Income Fund	173,575
Ladenburg Growth Fund	95,255
Ladenburg Aggressive Growth Fund	61,270

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.

During the year ended June 30, 2017, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2019	June 30, 2020
Fund	Waived/Reimbursed *	Waived/Reimbursed	Total
Ladenburg Income Fund	$48,610	$69,109	$117,719
Ladenburg Income & Growth Fund	70,899	109,842	180,741
Ladenburg Growth & Income Fund	95,038	173,575	268,613
Ladenburg Growth Fund	56,571	95,255	151,826
Ladenburg Aggressive Growth Fund	50,363	61,270	111,633

*	Waived during the period ended June 30 ,2016.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

The Trust, with respect to the Funds, has adopted a Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the year ended June 30, 2017, the Funds were charged pursuant to the Plan as follows:

Fund	12b-1 Fees
Ladenburg Income Fund	$3,100
Ladenburg Income & Growth Fund	2,924
Ladenburg Growth & Income Fund	6,366
Ladenburg Growth Fund	1,768
Ladenburg Aggressive Growth Fund	1,352

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended June 30, 2017, the Distributor received $15,785, $23,603, $36,700, $7,252, and $1,484 for Ladenburg Income, Ladenburg Income & Growth, Ladenburg Growth & Income, Ladenburg Growth, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income, Ladenburg Growth, Ladenburg Growth & Income and Ladenburg Income & Growth Fund $2,318, $4,105, $6,523, $1,356, and $274 was retained by the principal underwriter or other affiliated broker-dealers.

Gemini Fund Services, LLC (“GFS”),

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”),

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, Ladenburg Thalmann & Co, Inc., an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the year ended June 30, 2017.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of June 30, 2017, National Financial Services held 77.86%, 84.51%, 90.39%, 91.80% and 93.45% of the Ladenburg Income, Ladenburg Income & Growth, Ladenburg Growth & Income, Ladenburg Growth, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control the Fund.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the year ended June 30, 2017 was as follows:

	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$19,005	$—	$—	$19,005
Ladenburg Income & Growth Fund	87,834	—	—	87,834
Ladenburg Growth & Income Fund	222,259	—	—	222,259
Ladenburg Growth Fund	82,558	—	—	82,558
Ladenburg Aggressive Growth Fund	—	—	—	—

The Funds paid no distributions for the period ended June 30, 2016.

As of June 30, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
Ladenburg Income Fund	$4,902	$1,292	$—	$—	$—	$52,310	$58,504
Ladenburg Income & Growth Fund	—	—	—	(2,802)	—	348,553	345,751
Ladenburg Growth & Income Fund	9,812	—	—	(15,555)	—	1,350,979	1,345,236
Ladenburg Growth Fund	5,006	1,341	—	—	—	687,394	693,741
Ladenburg Aggressive Growth Fund	23,056	3,072	—	—	—	87,402	113,530

At June 30, 2017, certain Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total
Ladenburg Income Fund	$—	$—	$—
Ladenburg Income & Growth Fund	2,802	—	2,802
Ladenburg Growth & Income Fund	15,555	—	15,555
Ladenburg Growth Fund	—	—	—
Ladenburg Aggressive Growth Fund	—	—	—

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expense, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income	Gains
Ladenburg Income Fund	$(381)	$381	$—
Ladenburg Income & Growth Fund	(5,972)	5,972	—
Ladenburg Growth & Income Fund	(3,348)	3,348	—
Ladenburg Growth Fund	(1,530)	1,530	—
Ladenburg Aggressive Growth Fund	(130)	130	—

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events have been evaluated after the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund

We have audited the accompanying statements of assets and liabilities of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of June 30, 2017, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from August 24, 2015 (commencement of operations) through June 30, 2016. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and by other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund as of June 30, 2017, and the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the year then ended and for the the period from August 24, 2015 through June 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2017

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2017

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning January 1, 2017 and held through June 30, 2017.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	1/1/17	06/30/17	Period*	06/30/17	Period*
Ladenburg Income Fund	1.00%	$1,000.00	$1,036.80	$5.05	$1,019.84	$5.01
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$1,050.10	$5.08	$1,019.84	$5.01
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$1,067.00	$5.13	$1,019.84	$5.01
Ladenburg Growth Fund	1.00%	$1,000.00	$1,077.10	$5.15	$1,019.84	$5.01
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$1,089.70	$5.18	$1,019.84	$5.01

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$1,033.00	$8.82	$1,016.12	$8.75
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$1,046.30	$8.88	$1,016.12	$8.75
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$1,063.00	$8.95	$1,016.12	$8.75
Ladenburg Growth Fund	1.75%	$1,000.00	$1,072.90	$8.99	$1,016.12	$8.75
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$1,084.00	$9.04	$1,016.12	$8.75

Class I
Ladenburg Income Fund	0.75%	$1,000.00	$1,038.30	$3.79	$1,021.08	$3.76
Ladenburg Income & Growth Fund	0.75%	$1,000.00	$1,053.10	$3.82	$1,021.08	$3.76
Ladenburg Growth & Income Fund	0.75%	$1,000.00	$1,068.00	$3.85	$1,021.08	$3.76
Ladenburg Growth Fund	0.75%	$1,000.00	$1,077.90	$3.86	$1,021.08	$3.76
Ladenburg Aggressive Growth Fund	0.75%	$1,000.00	$1,090.10	$3.89	$1,021.08	$3.76

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended June (181) divided by the number of days in the fiscal year (365).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012)	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); Ramius Archview Credit and Distressed Fund (since 2015); previously, Schroder Global Series Trust (2012 to 02-2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired since 2011.	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012- 2015)	5	Northern Lights Fund Trust (for series not affiliated with the Fund since 2007); Northern Lights Variable Trust (since 2007); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2010);

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers* 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013****	President of the Trust (2006-May 2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 – April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 – April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 – April 2017); President and Manager, Gemini Fund Services, LLC (2006 – 2012)	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since May 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust (2006-2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since May 2017	Assistant Treasurer of the Trust (2006-2017); Senior Vice President - Fund Administration (2012- Present)	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since March 2017	Assistant Secretary of the Trust (2012-2017);Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010- 2013)	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

Andrew Rogers resigned from his position as President of the Trust effective June 1, 2017.

**	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

***	As of June 30, 2017, the Trust was comprised of 80 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

****	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his past affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-803-6583.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 - $61,000

2016 - $50,000

(b)	Audit-Related Fees

2017 – None

2016 – None

(c)	Tax Fees

2017 - $10,000

2016 - $10,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 – None

2016 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2016 2017

Audit-Related Fees: 0.00% 0.00%

Tax Fees: 0.00% 0.00%

All Other Fees: 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $10,000

2016 - $10,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/17

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/8/17